June 30, 2002



Semi-Annual Report 02



Institutional Money Market Fund



Advised by Barclays Global Fund Advisors
Sponsored and distributed by Stephens Inc., Member NYSE/SIPC





Barclays Global Investors Funds

TABLE OF CONTENTS

To Our Shareholders ................................................     1
Market Overview ....................................................     2
Managers' Discussion and Analysis ..................................     3

Institutional Money Market Fund
  Financial Statements .............................................     4
  Financial Highlights .............................................     6
  Notes to the Financial Statements ................................     7

Money Market Master Portfolio
  Schedule of Investments ..........................................     9
  Financial Statements .............................................    12
  Notes to the Financial Statements ................................    13

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders

     The first half of the 2002 fiscal year was marked with continued volatility. Highlights from the six-month period include:

     . GDP grew at a robust 6.1% annualized rate in the first quarter of 2002.

     . The Federal Reserve Board left short-term interest rates unchanged throughout the six-month period. The federal funds rate remained at 1.75%, its lowest level in more than 40 years.

     . On June 26, 2002, equity markets dipped to their post-September 11 lows.

     . On January 11, 2002, Barclays Global Investors Funds, Inc. (the
       "Company") redomiciled from a Maryland corporation to a Delaware business trust. The name of the new trust is Barclays Global Investors Funds (the "Trust"). The Trust has adopted the registration statement of the Company and will continue to offer multiple series including the Funds in this report.

     As we look back on another period of extreme market activity, we urge investors to maintain a long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short-or long-term objectives. One trait many successful investors share is the ability to stay focused on their long-term personal financial goals while ignoring intermediate market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family Of Funds                            August 2002

Barclays Global Investors Funds Semi-annual Market Overview
Six Month Period Ended June 30, 2002

U.S. Equity Markets

     The U.S. equity market experienced another volatile period during the first six months of 2002. During the first quarter, the economy appeared to be rising out of a brief recession; however, the economy floundered late in the reporting period, providing a cloudier picture for recovery than originally perceived. Compounding the pessimistic outlook, corporate woes and global tensions continued to weigh on market-weary investors.

     In the first few months of 2002, positive news helped to boost consumer confidence and buoy markets. By the end of January, the jobless rate declined to 5.6%, ending eight straight months of increases. Fourth quarter 2001 GDP, originally predicted to be a 1.1% decline, was revised several times, ultimately reflecting a surprising 1.7% growth rate.

     Not all news was positive, however. Most notably, accounting concerns resulting from Enron's and Arthur Andersen's problems dominated the news and drove many investors from stock markets. More encouraging data was released in late March, when the Conference Board's consumer confidence index climbed to
110.2 in March from 95 in February. In April, the first quarter GDP number was released, showing that the U.S. economy had grown at a robust 5.8% annual rate (later revised upward to 6.1%) in the first quarter, its strongest showing since the final quarter of 1999.

     Additional economic news released in May and June was less encouraging. Consumer spending, which had largely driven the economic recovery, appeared to peak, and capital spending slowed. Apart from economic signs, markets were dragged down by negative investor sentiment, which worsened with each new round of corporate accounting irregularities and insider-trading scandals. Ongoing threats of terrorist attacks and global tensions contributed to the overall poor sentiment. On June 26, markets dipped to their lowest levels since September 11.

U.S. Fixed Income Markets

     Fixed income markets endured some of the same volatility as did equity markets during the first half of 2002. In January, consistent with the decision by the Federal Reserve Board (the "Fed") not to lower interest rates further, the Treasury yield curve flattened as the yield of the two-year bellwether increased and the yield of the 30-year benchmark decreased. As a result, the 30-year bond was the top-performing Treasury early in the reporting period. However, the encouraging economic news released in March renewed the possibility of inflation, and bond yields spiked up and prices dropped, giving up their gains of the previous two months of the year. Because higher yields meant that bonds with the longest duration performed worst, the 30-year Treasury suffered the biggest decline, returning a -3.46% for the first quarter.

     During the second quarter, investors' concerns about renewed risk to the economy caused interest rates to fall. Treasury bonds prices, which had dipped in March, surged ahead, benefiting from a flight to quality. For corporate bonds, however, the accounting scandals that took their toll on equity markets also took the wind out of corporate bond prices. Lower-quality corporate bonds finished the six-month reporting period as the worst-performing fixed-income group. The Fed, not surprisingly, did not raise rates during the reporting period, and also left the assessment of balanced risks unchanged.

MANAGERS' DISCUSSION & ANALYSIS

                         INSTITUTIONAL MONEY MARKET FUND
                           PERFORMANCE AS OF 6/30/02

--------------------------------------------------------------------------------
                                 SEVEN-DAY YIELD
--------------------------------------------------------------------------------
                                                     Distributor Shares    1.76%
                                                   Institutional Shares    1.90%
--------------------------------------------------------------------------------


The seven-day yield is an annualized yield for the seven-day period ended June 30, 2002. "Annualized yield" refers to the interest you would earn if you held a share of the Institutional Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

     During the first few months of 2002, the U.S. economy began showing signs of recovery. In response, the Federal Reserve Board (the "Fed") left interest rates unchanged for the first time in twelve months and shifted its risk assessment to a neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, the economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of GDP, appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

     Early in the reporting period, after seeing a positive consumer confidence report and strength in the manufacturing sector, expectations of Fed tightening were soon priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

     The Fund saw strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

     Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we will continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.

The Institutional Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Advisors
(BGFA) advises the Master Portfolio.

INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments:
  Investment in Money Market Master Portfolio
    ("Master Portfolio"), at value (Note 1)                       $1,685,202,083
                                                                  --------------
Total Assets                                                       1,685,202,083
                                                                  --------------

LIABILITIES

Payables:
  Distribution to shareholders                                         2,485,155
  Administration fees (Note 2)                                            52,454
                                                                  --------------
Total Liabilities                                                      2,537,609
                                                                  --------------
NET ASSETS                                                        $1,682,664,474
                                                                  ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                 $1,682,664,474
                                                                  --------------
NET ASSETS                                                        $1,682,664,474
                                                                  ==============
DISTRIBUTOR SHARES:
  Net assets                                                      $        5,660
                                                                  ==============
  Shares outstanding                                                       5,660
                                                                  ==============
  Net asset value and offering price per share                    $         1.00
                                                                  ==============
INSTITUTIONAL SHARES:
  Net assets                                                      $1,682,658,814
                                                                  ==============
  Shares outstanding                                               1,682,658,814
                                                                  ==============
  Net asset value and offering price per share                    $         1.00
                                                                  ==============

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------



NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
  Interest                                                          $14,992,254
  Expenses                                                             (744,492)
                                                                    -----------
Net investment income allocated from Master Portfolio                14,247,762
                                                                    -----------
FUND EXPENSES (NOTE 2)
  Administration fees                                                   148,774
  Distribution fees - Distributor Shares                                      3
                                                                    -----------
Total fund expenses                                                     148,777
                                                                    -----------
Net investment income                                                14,098,985
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIO
  Net realized gain                                                       3,421
                                                                    -----------
Net gain on investments                                                   3,421
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,102,406
                                                                    ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          FOR THE SIX MONTHS ENDED
                                                     JUNE 30, 2002  FOR THE YEAR ENDED
                                                       (UNAUDITED)   DECEMBER 31, 2001
                                          ------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                             $   14,098,985      $   11,959,609
  Net realized gain                                          3,421               9,503
                                                    --------------      --------------
Net increase in net assets resulting
  from operations                                       14,102,406          11,969,112
                                                    --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Distributor Shares                                         (49)               (224)
    Institutional Shares                               (14,098,936)        (11,959,385)
  From net realized gain on sale of
    investments
    Institutional Shares                                    (3,421)             (9,503)
                                                    --------------      --------------
Total distributions to shareholders                    (14,102,406)        (11,969,112)
                                                    --------------      --------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Distributor Shares                                            42                 232
  Institutional Shares                                 480,278,186       1,186,345,939
                                                    --------------      --------------
Net increase in net assets resulting
  from capital share transactions                      480,278,228       1,186,346,171
                                                    --------------      --------------
Increase in net assets                                 480,278,228       1,186,346,171

NET ASSETS:
Beginning of period                                  1,202,386,246          16,040,075
                                                    --------------      --------------
End of period                                       $1,682,664,474      $1,202,386,246
                                                    ==============      ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period

----------------------------------------------------------------------------------------------------------------------------



                                                                                                          Distributor Shares
                                                        --------------------------------------------------------------------
                                                           Six Months
                                                                Ended
                                                        Jun. 30, 2002        Year Ended        Year Ended       Period Ended
                                                           (Unaudited)    Dec. 31, 2001     Dec. 31, 2000      Dec. 31, 1999(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $        1.00     $        1.00     $        1.00     $         1.00
                                                        -------------     -------------     -------------     --------------
Income from investment operations:
   Net investment income                                         0.01              0.04              0.06               0.02
                                                        -------------     -------------     -------------     --------------
Total from investment operations                                 0.01              0.04              0.06               0.02
                                                        -------------     -------------     -------------     --------------
Less distributions from:
  Net investment income                                         (0.01)            (0.04)            (0.06)             (0.02)
                                                        -------------     -------------      -------------    --------------
Total distributions                                             (0.01)            (0.04)            (0.06)             (0.02)
                                                        -------------     -------------     -------------     --------------
Net asset value, end of period                          $        1.00     $        1.00     $        1.00     $         1.00
                                                        =============     =============     =============     ==============
Total return                                                     0.88%(2)          4.12%             6.46%              2.22%(2)
                                                        =============     =============     =============     ==============
Ratios/Supplemental data:
  Net assets, end of period (000s)                      $           6     $           6     $           5     $            5
  Ratio of expenses to average net assets(3)                     0.25%             0.24%             0.22%              0.09%
  Ratio of net investment income to average net assets(3)        1.77%             4.06%             6.22%              2.95%
----------------------------------------------------------------------------------------------------------------------------



                                                                                                        Institutional Shares
                                                        --------------------------------------------------------------------
                                                           Six Months
                                                                Ended
                                                        Jun. 30, 2002        Year Ended        Year Ended       Period Ended
                                                           (Unaudited)    Dec. 31, 2001     Dec. 31, 2000      Dec. 31, 1999(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $        1.00     $        1.00     $        1.00     $         1.00
                                                        -------------     -------------     -------------     --------------
Income from investment operations:
  Net investment income                                          0.01              0.04              0.06               0.02
                                                        -------------     -------------     -------------     --------------
Total from investment operations                                 0.01              0.04              0.06               0.02
                                                        -------------     -------------     -------------     --------------

Less distributions from:
  Net investment income                                         (0.01)            (0.04)            (0.06)             (0.02)
  Net realized gain                                             (0.00)(4)         (0.00)(4)            --                 --
                                                        -------------     -------------     -------------     --------------
Total distributions                                             (0.01)            (0.04)            (0.06)             (0.02)
                                                        -------------     -------------     -------------     --------------
Net asset value, end of period                          $        1.00     $        1.00     $        1.00     $         1.00
                                                        =============     =============     =============     ==============
Total return                                                     0.94%(2)          4.23%             6.55%              2.26%(2)
                                                        =============     =============     =============     ==============
Ratios/Supplemental data:
  Net assets, end of period (000s)                      $   1,682,659     $   1,202,381     $      16,035     $            5
  Ratio of expenses to average net assets(3)                     0.12%             0.12%             0.12%              0.07%
  Ratio of net investment income to average net assets(3)        1.91%             3.04%             6.60%              2.97%
----------------------------------------------------------------------------------------------------------------------------

(1)  Period From August 4, 1999 (commencement of operations) to December 31,
     1999.
(2)  Not annualized.
(3) Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
(4)  Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

     These financial statements relate only to the Institutional Money Market Fund (the "Fund"). The Fund offers two classes of shares: Distributor Shares and Institutional Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Distributor Shares bear distribution fees.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (79.26% as of June 30, 2002). The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of this Fund is directly related to the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the two classes of shares. There is no assurance that the Fund will meet this objective.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     FEDERAL INCOME TAXES

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended June 30, 2002.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Fund. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Investors, N.A. ("BGI") for its services as a sub-administrator of the Fund. IBT also serves as the transfer agent and dividend disbursement agent for the Fund.

     Stephens Inc. ("Stephens") is the Fund's distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Distributor Shares. Under the plan, Stephens is entitled to receive a fee for these services (expressed as a percentage of the average daily net assets) of 0.10% of the Fund's Distributor Shares. This fee is an expense of the Distributor Shares only and is not borne by the Institutional Shares.

     The Trust has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Fund, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.02% from the Fund. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the master portfolios of Master Investment Portfolio and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolio's investment advisor, may invest in the Institutional Shares of the Fund.

     Certain officers and trustees of the Trust are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the outstanding shares of the Fund.

3.   CAPITAL SHARE TRANSACTIONS

     As of June 30, 2002, there were an unlimited number of no par value shares of beneficial interest authorized.

     Transactions in capital shares for the Fund were as follows:

-----------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                        JUNE 30, 2002                    YEAR ENDED
                                                         (UNAUDITED)                 DECEMBER 31, 2001
                                              ------------------------------  -----------------------------
                                                      SHARES          AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
DISTRIBUTOR SHARES
Shares sold                                              --   $          --               8  $            8
Shares issued in reinvestments of dividends               42              42            224             224
Shares redeemed                                          --              --             --              --
                                              --------------  --------------  -------------  --------------
Net increase                                              42  $           42            232  $          232
                                              ==============  ==============  =============  ==============

INSTITUTIONAL SHARES
Shares sold                                    2,182,949,429  $2,182,949,429  2,029,585,475  $2,029,585,475
Shares issued in reinvestments of dividends        3,691,079       3,691,079      7,748,752       7,748,752
Shares redeemed                               (1,706,362,322) (1,706,362,322)  (850,988,288)   (850,988,288)
                                              --------------  --------------  -------------  --------------
Net increase                                     480,278,186  $  480,278,186  1,186,345,939  $1,186,345,939
                                              ==============  ==============  =============  ==============
-----------------------------------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)


                                                            FACE
SECURITY                                                  AMOUNT           VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-12.46%
--------------------------------------------------------------------------------
Bank of Nova Scotia
  2.96%, 03/28/03                                    $20,000,000  $   19,992,669
Bayerische Hypo-Und Vereinsbank AG
  2.20%, 10/08/02                                     10,000,000      10,000,000
Canadian Imperial Bank
  1.82%, 07/30/02                                     30,000,000      30,000,000
  2.52%, 05/14/03                                     15,000,000      14,982,501
Chase Manhattan Bank USA
  1.81%, 10/18/02                                     15,000,000      15,000,000
  1.82%, 10/21/02                                     15,000,000      15,000,000
Comerica Bank
  3.71%, 09/17/02                                     10,000,000      10,003,002
Commerzbank AG
  1.87%, 11/25/02                                     40,000,000      40,001,642
Deutsche Bank AG
  1.79%, 07/24/02                                     20,000,000      20,000,000
Dresdner Bank AG
  2.04%, 09/09/02                                     10,000,000       9,999,802
  2.53%, 10/15/02                                     10,000,000      10,015,503
Societe Generale
  3.88%, 07/29/02                                     15,000,000      14,996,843
Toronto-Dominion Bank
  2.04%, 11/13/02                                     10,000,000      10,000,000
UBS AG
  2.78%, 03/17/03                                     10,000,000      10,000,000
  3.81%, 07/29/02                                     20,000,000      20,032,379
World Savings Bank
  1.78%, 07/08/02                                     15,000,000      14,999,925
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $265,024,266)                                                 265,024,266
--------------------------------------------------------------------------------

COMMERCIAL PAPER-50.30%
--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.83%, 07/31/02                                     20,000,000      19,967,378
  1.83%, 09/11/02                                     10,000,000       9,962,383
  1.84%, 08/26/02                                     10,000,000       9,970,356
  1.92%, 07/11/02                                     10,000,000       9,993,600
  1.93%, 07/05/02                                     10,000,000       9,996,783
  1.95%, 07/05/02                                     15,000,000      14,995,125
  2.03%, 11/15/02                                     10,000,000       9,921,619
Banque Generale du Luxembourg
  1.80%, 09/10/02                                     25,000,000      24,908,750
  1.82%, 07/11/02                                     20,000,000      19,987,867
Dorada Finance Inc.
  1.80%, 09/10/02                                     20,000,000      19,927,000
  1.85%, 09/03/02                                      4,500,000       4,484,737
  1.94%, 07/08/02                                     10,000,000       9,995,150
Edison Asset Securitization Corp.
  1.95%, 07/08/02                                      2,624,000       2,622,720
Enterprise Funding Corp.
  1.80%, 07/01/02                                     25,243,000      25,240,476
  1.80%, 07/15/02                                     25,000,000      24,980,000
  1.80%, 09/19/02                                     11,515,000      11,467,788
Florens Container Inc.
  1.83%, 07/23/02                                     15,000,000      14,981,700
Formosa Plastics Corp.
  1.82%, 07/24/02                                     18,000,000      17,977,250
Forrestal Funding Corp.
  1.84%, 07/22/02                                     10,000,000       9,988,244
  1.96%, 07/01/02                                      9,053,000       9,052,015
Fortis Funding SA
  1.79%, 07/09/02                                      8,000,000       7,996,022
GE Capital International
  1.86%, 07/10/02                                     25,000,000      24,985,792
  1.94%, 07/02/02                                     25,000,000      24,995,958
  2.00%, 10/29/02                                     25,000,000      24,830,556
General Electric Capital Corp.
  1.78%, 07/22/02                                     30,000,000      29,965,883
  1.93%, 07/08/02                                     20,000,000      19,990,350
  1.93%, 12/10/02                                     50,000,000      49,560,389
  2.06%, 12/17/02                                     15,000,000      14,853,225
Intrepid Funding
  1.80%, 07/22/02                                     15,025,000      15,007,721
  1.80%, 09/18/02                                      6,857,000       6,829,229
K2 USA LLC
  1.92%, 09/03/02                                      2,958,000       2,947,588
  2.04%, 09/09/02                                     18,000,000      17,926,380
Links Finance LLC
  2.00%, 11/27/02                                     10,000,000       9,916,111
Loch Ness LLC
  1.82%, 08/12/02                                      9,680,000       9,658,467
  1.85%, 08/27/02                                     31,151,000      31,056,552
  1.85%, 09/30/02                                     10,853,000      10,801,132
  1.98%, 10/23/02                                      4,846,000       4,815,083
  1.98%, 10/30/02                                      8,231,000       8,175,318
  1.98%, 11/15/02                                      9,624,000       9,550,425
  1.99%, 12/10/02                                      5,326,000       5,277,717
  2.07%, 12/02/02                                      5,056,000       5,010,648
Market Street Funding Corp.
  1.93%, 07/01/02                                     25,000,000      24,997,320
Moat Funding LLC
  1.80%, 07/24/02                                      5,465,000       5,458,169
  1.84%, 09/03/02                                     15,000,000      14,949,400
  1.85%, 07/23/02                                     10,000,000       9,987,667
  1.88%, 07/08/02                                     20,000,000      19,990,600
  1.90%, 12/05/02                                     15,000,000      14,874,125
Nationwide Building Society
  1.80%, 07/19/02                                     15,000,000      14,985,000
  1.91%, 12/09/02                                     10,000,000       9,913,520
Quincy Capital Corp.
  1.83%, 08/09/02                                     27,749,000      27,691,166
Sigma Finance Inc.
  1.84%, 09/03/02                                     10,000,000       9,966,267
  1.88%, 07/10/02                                     10,000,000       9,994,255
  1.98%, 08/13/02                                     10,000,000       9,975,312
  2.04%, 11/07/02                                     20,000,000      19,851,533
Silver Tower US Funding LLC
  1.81%, 09/24/02                                     13,000,000      12,943,136
  1.84%, 11/18/02                                     20,000,000      19,854,844
  1.89%, 08/23/02                                     10,000,000       9,971,125

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

Security                               Face Amount              Value
---------------------------------------------------------------------
COMMERCIAL PAPER (Continued)
---------------------------------------------------------------------
Special Purpose Accounts
  Receivable Corp.
  1.82%, 09/10/02                      $16,000,000     $  15,940,951
Stellar Funding Group Inc.
  1.84%, 08/30/02                       10,283,000        10,250,414
  1.84%, 09/03/02                        6,978,000         6,954,461
  1.85%, 07/15/02                        5,042,000         5,037,854
  1.85%, 07/22/02                        4,859,000         4,853,257
  1.85%, 08/21/02                        7,053,000         7,033,791
  1.85%, 08/29/02                        5,410,000         5,393,041
  1.85%, 08/30/02                        6,283,000         6,262,982
  1.87%, 09/20/02                        4,819,000         4,798,223
  1.95%, 12/12/02                        4,925,000         4,880,716
Svenska Handelsbanken Inc.
  1.82%, 07/29/02                       20,000,000        19,969,667
  1.94%, 12/04/02                        4,000,000         3,965,942
  1.94%, 12/10/02                       18,000,000        17,840,920
Swedish Export Credit Corp.
  1.80%, 08/15/02                        6,105,000         6,090,653
Thames Asset Global
  Securitization Inc.
  1.80%, 07/01/02                        7,665,000         7,664,233
  1.82%, 09/04/02                        8,691,000         8,661,562
  1.85%, 08/01/02                        9,189,000         9,173,417
  1.85%, 11/18/02                       20,000,000        19,854,056
  1.86%, 11/18/02                       15,000,000        14,889,950
Variable Funding Capital Corp.
  1.79%, 07/18/02                       20,000,000        19,981,105
  1.87%, 07/11/02                       20,000,000        19,987,533
---------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,069,459,654)                                 1,069,459,654
---------------------------------------------------------------------
MEDIUM TERM NOTES-8.49%
---------------------------------------------------------------------
Beta Finance Co. Ltd.
  2.54%, 10/16/02                       15,000,000        15,000,000
  3.67%, 09/10/02                       15,000,000        15,000,000
Dorada Finance Inc.
  2.73%, 04/17/03                       25,000,000        24,996,000
  4.08%, 07/16/02                        5,000,000         5,000,000
General Electric Capital Corp.
  2.21%, 01/23/03                       10,000,000        10,000,000
K2 USA LLC
  2.09%, 01/21/03                        5,000,000         4,997,061
  2.21%, 11/12/02                       10,000,000        10,000,000
Links Finance LLC
  2.20%, 11/19/02                       15,000,000        15,000,000
  2.58%, 11/13/02                       15,000,000        15,000,000
  2.80%, 03/17/03                       20,000,000        20,000,000
  3.00%, 04/15/03                       15,000,000        15,000,000
Morgan Stanley Dean Witter & Co.
  7.13%, 01/15/03                       20,000,000        20,517,280
Sigma Finance Inc.
  4.16%, 08/06/02                       10,000,000        10,000,000
---------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $180,510,341)                                     180,510,341
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-1.17%
---------------------------------------------------------------------
Federal National Mortgage
  Association
  1.77%, 08/07/02                      $25,000,000     $  24,952,198
---------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS

(Cost: $24,952,198)                                       24,952,198
---------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES-24.76%
---------------------------------------------------------------------
Associates Corp. NA
  1.96%, 06/15/04                       15,000,000        14,996,792
Associates Manufactured Housing
  Certificates
  2.07%, 10/15/02                        3,130,788         3,130,788
Bank of America Corp.
  2.36%, 08/01/02                        2,000,000         2,000,821
Bank One Corp.
  2.01%, 08/12/02                        2,000,000         2,000,477
  2.07%, 04/22/03                       50,000,000        50,093,327
  2.13%, 02/18/03                        5,000,000         5,008,742
Bank One NA
  2.07%, 09/16/02                       10,000,000        10,004,138
First Union National Bank
  1.98%, 10/29/02                       30,000,000        30,005,916
  2.02%, 08/16/02                       10,000,000        10,001,561
  2.02%, 09/06/02                        2,000,000         2,000,459
Fleet National Bank
  1.97%, 09/03/02                        1,000,000         1,000,256
  1.98%, 07/31/02                        3,000,000         3,000,477
General Electric Capital Corp.
  1.84%, 05/28/03                       10,000,000        10,002,732
Goldman Sachs Group Inc.
  2.20%, 01/17/03                       12,000,000        12,016,037
  2.21%, 01/14/03                       10,000,000        10,014,041
  6.60%, 07/15/02                        7,600,000         7,613,602
  7.80%, 07/15/02                        5,000,000         5,011,185
Holmes Financing No. 5 Series 1
  1.85%, 10/15/02                       54,000,000        54,002,188
K2 USA LLC
  1.81%, 02/18/03                       10,000,000         9,999,364
  1.84%, 10/21/02                       15,000,000        15,000,000
  2.68%, 04/25/03                       10,000,000        10,000,000
Key Bank NA
  1.86%, 02/03/03                       25,000,000        25,003,256
  2.10%, 07/02/02                       20,500,000        20,500,110
Links Finance LLC
  1.82%, 06/16/03                       10,000,000         9,999,034
Merrill Lynch & Co. Inc.
  1.82%, 05/02/03                       20,000,000        20,000,000
  2.09%, 07/24/02                        4,000,000         4,000,557
  2.10%, 01/29/03                        8,000,000         8,008,853
Morgan Stanley Dean Witter & Co.
  2.02%, 01/16/03                       23,000,000        23,024,883
  2.08%, 03/13/03                       19,790,000        19,818,022
  2.15%, 01/16/03                        6,800,000         6,807,399

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
June 30, 2002 (Unaudited)

                                            Face
Security                                  Amount           Value
----------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES (Continued)
----------------------------------------------------------------
Nationwide Building Society
  1.84%, 02/14/03                    $50,000,000    $ 50,000,000
Sigma Finance Inc.
  2.01%, 11/15/02                     25,000,000      24,998,680
Unilever NV
  2.06%, 10/24/02                     47,300,000      47,326,357
----------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $526,390,054)                                 526,390,054
----------------------------------------------------------------

                                            Face
Security                                  Amount           Value
----------------------------------------------------------------
REPURCHASE AGREEMENTS-2.48%
----------------------------------------------------------------
Goldman Sachs Tri-Party
  Repurchase Agreement, dated
  06/28/02, due 07/01/02, with a
  maturity value of $25,004,083
  and an effective yield of 1.96%.   $25,000,000   $  25,000,000
Merrill Lynch Tri-Party Repurchase
  Agreement, dated 06/28/02,
  due 07/01/02, with a maturity
  value of $27,708,525 and an
  effective yield of 1.96%.           27,704,000      27,704,000
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $52,704,000)                                   52,704,000
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES-99.66%
(Cost $2,119,040,513)                              2,119,040,513
----------------------------------------------------------------

Other Assets, Less Liabilities-0.34%                   7,164,773
----------------------------------------------------------------

NET ASSETS-100.00%                                $2,126,205,286
================================================================


The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at amortized cost
  (Cost: $2,119,040,513) (Note 1)                                 $2,119,040,513
Cash                                                                         410

Receivables:
  Interest                                                             7,529,915
                                                                  --------------
Total Assets                                                       2,126,570,838
                                                                   -------------

LIABILITIES

Payables:
  Advisory fees (Note 2)                                                 365,552
                                                                  --------------
Total Liabilities                                                        365,552
                                                                  --------------
NET ASSETS                                                        $2,126,205,286
                                                                  ==============

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
  Interest                                                           $20,755,189
                                                                     -----------
Total investment income                                               20,755,189
                                                                     -----------
EXPENSES (NOTE 2)
  Advisory fees                                                        1,025,353
                                                                     -----------
Total expenses                                                         1,025,353
                                                                     -----------
Net investment income                                                 19,729,836
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                                 4,880
                                                                     -----------
Net gain on investments                                                    4,880
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $19,734,716
                                                                     ===========

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                         For the Six Months
                                        Ended June 30, 2002  for the Year Ended
                                                (Unaudited)   December 31, 2001
                                        -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                     $    19,729,836     $    36,484,704
  Net realized gain                                   4,880              26,158
                                            ---------------     ---------------
Net increase in net assets resulting
  from operations                                19,734,716          36,510,862
                                            ---------------     ---------------
Interestholder Transactions:
  Contributions                               4,646,887,628       7,101,626,395
  Withdrawals                                (4,304,899,169)     (5,886,952,331)
                                            ---------------     ---------------
Net increase in net assets resulting
  from interestholder transactions              341,988,459       1,214,674,064
                                            ---------------     ---------------
Increase in net assets                          361,723,175       1,251,184,926

NET ASSETS:
Beginning of period                           1,764,482,111         513,297,185
                                            ---------------     ---------------
End of period                               $ 2,126,205,286     $ 1,764,482,111
                                            ===============     ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

    The repurchase agreements held by the Master Portfolio at June 30, 2002 were fully collateralized by U.S. Government and Agency obligations as follows:

---------------------------------------------------------------------------------------------
                                                                             Aggregate Market
Repurchase Agreement               Interest Rate(s)       Maturity Date(s)              Value
---------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party                6.00 - 8.00%    08/01/11 - 02/01/32        $25,500,001
Merrill Lynch Tri-Party                3.92 - 10.99    12/01/07 - 08/01/38         28,033,337
---------------------------------------------------------------------------------------------

2.  Agreements and Other Transactions with Affiliates

    Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

    Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.  Investment Portfolio Transactions

    At June 30, 2002, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.  Financial Highlights

    Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------
                                      Six
                             Months Ended      Year Ended       Year Ended     Period Ended     Period Ended
                            June 30, 2002    December 31,     December 31,     December 31,     February 28,
                              (Unaudited)            2001             2000          1999(1)          1999(2)
------------------------------------------------------------------------------------------------------------
  Ratio of expenses to
    average net assets(3)           0.10%            0.10%            0.10%            0.10%           0.10%
  Ratio of net investment
    income to average net
    assets(3)                       1.94%            3.66%            6.43%            5.23%            5.17%
  Total return                      0.95%(4)         4.23%            6.52%            4.44%(4)         2.61%(4)
------------------------------------------------------------------------------------------------------------

(1) For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
(2) For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
(3)  Annualized for periods of less than one year.
(4)  Not annualized.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA  02116



BGI/SAR/IMMF/06/02